SA FUNDS – INVESTMENT TRUST
SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund

Supplement dated March 17, 2009 to the
Statement of Additional Information dated October 28, 2008, as supplemented on
January 23, 2009

     This Supplement updates information in the Statement of Additional Information of the SA Funds – Investment Trust (the “Trust”) dated October 28, 2008, as supplemented on January 23, 2009. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

     In the section entitled “Management of the Trust,” the “Officers” portion of the Trustees and Officers table beginning on page 16 is deleted in its entirety and replaced with the following:

Number of
Portfolios in
	Position(s)		Fund	Other
Name,	Held with Trust		Complex	Trusteeships/
Address(1)	and Length of	Principal Occupation(s)	Overseen by	Directorships
and Age	Time Served (2)	During Past 5 Years	Trustee	Held
Officers:
Alexander B. Potts Age: 41	President and Chief Executive Officer (since January 2009)

President and Chief Executive Officer, Loring Ward International Ltd., Loring Ward Group, Inc., Loring Ward Securities Inc. and LWI Financial Inc. (since January 2009); President, Director, Werba Reinhard, Inc., (since August 2008); Executive Vice President and Chief Operating Officer, LWI Financial Inc. (2006 to 2007); President of the Trust (2000 – 2004); President of Loring Ward Securities, Inc. (1999 to 2005).

			N/A	None
Michael Clinton Age: 42	Chief Financial and Accounting Officer and Treasurer (since March 2009)

Chief Operating Officer, Chief Financial Officer and Treasurer, Loring Ward International Ltd., Loring Ward Group, Inc., Loring Ward Securities Inc. and LWI Financial Inc. (since March 2009);Vice President of Fund Administration, Charles Schwab Investment Management (2004 to 2009).

			N/A	None

Number of
Portfolios in
	Position(s)		Fund	Other
Name,	Held with Trust		Complex	Trusteeships/
Address(1)	and Length of	Principal Occupation(s)	Overseen by	Directorships
and Age	Time Served (2)	During Past 5 Years	Trustee	Held
Steven K. McGinnis Age: 63	Vice President (since June 2006), Chief Legal Officer (since June 2005) and Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since February 2005)

Executive Vice President and Corporate Secretary, Loring Ward International Ltd. (since July 2007); Executive Vice President, General Counsel and Chief Compliance Officer, Loring Ward Securities Inc, LWI Financial Inc. (since July 2007); Executive Vice President and General Counsel, Loring Ward Group, Inc. (since 2007); Vice President, LWI Financial Inc. (2005 to 2007); Litigation and Compliance Consultant/Expert Witness (2003 to 2004).

			N/A	None
Marcy Gonzales Age: 37	Secretary (since June 2006)

Vice President and Director of Fund Administration, LWI Financial Inc. (since 2005); Manager, Advisor Services Initiatives, LWI Financial Inc. (2004 to 2005); Senior Regulatory Analyst, LWI Financial Inc. (2001 to 2004).

			N/A	None

(1)	The address of each Trustee and Officer is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed. The Trust’s officers are appointed annually by the Board and each officer serves until he or she dies, resigns, or is removed.

On page 23, the date in the footnote to the sub-advisory fee table is changed from January 1, 2009 to January 1, 2010.

On page 24, the second paragraph under the table of fees paid to the Adviser, in its capacity as Administrator, is replaced in its entirety with the following:

The following individuals are affiliated persons of the Trust and of the Adviser: Alexander B. Potts, Michael Clinton, Steven K. McGinnis, and Marcy Gonzales. The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

Also on page 24, the second paragraph under the “Distributor” section is replaced in its entirety with the following:

Alexander B. Potts, Michael Clinton, Steven K. McGinnis, and Marcy Gonzales are affiliated persons of the Trust and of the Distributor.

SA Funds–Investment Trust
SEC file number: 811-09195